STAGECOACH FUNDS, INC.
                      Registration Nos. 33-42927; 811-6419

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Stagecoach Funds, Inc. (the "Company") that the Prospectuses and related Statements of Additional Information describing the Company's California Tax-Free Money Market Fund, California Tax-Free Money Market Trust, Government Money Market Fund, Money Market Fund, Money Market Trust, National Tax-Free Money Market Fund, National Tax-Free Money Market Trust, Overland Express Sweep Fund, Prime Money Market Fund, and Treasury Plus Money Market Fund, that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 56 to the Company's Registration Statement on Form N-1A, the text of which was filed on July 30, 1999.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 5th day of August, 1999.


Witness:                                       STAGECOACH FUNDS, INC.


By:       /s/ Michael W. Nolte                 By:  /s/ Richard H. Blank, Jr.
Name:     Michael W. Nolte                          Richard H. Blank, Jr.
Title:    Assistant Secretary                       Chief Operating Officer,
                                                    Secretary and Treasurer